INTANGIBLE ASSETS AND GOODWILL	12 Months Ended
Dec. 31, 2019
Intangible assets and goodwill [abstract]
INTANGIBLE ASSETS AND GOODWILL
2019 IN MILLIONS OF USD	CONCESSION RIGHTS 1	OTHER	TOTAL	GOODWILL
AT COST
Balance at January 1 (as previously published)	516.1	46.0	562.1	315.0
IFRS 16 Implementation (note 2.5)	(6.9)	–	(6.9)
Balance at January 1 (adjusted)	509.2	46.0	555.2	315.0

Business combinations (note 6)	5.5	–	5.5	–
Additions	–	15.3	15.3	–
Disposals	–	(0.6)	(0.6)	–
Reclassification from property, plant & equipment	–	0.6	0.6	–
Currency translation adjustments	11.0	0.2	11.2	9.7
Balance at December 31	525.7	61.5	587.2	324.7

ACCUMULATED DEPRECIATION
Balance at January 1 (as previously published)	(223.7)	(36.8)	(260.5)	–
IFRS 16 Implementation (note 2.5)	3.2	–	3.2	–
Balance at January 1 (adjusted)	(220.5)	(36.8)	(257.3)	–

Additions (note 10)	(38.1)	(4.8)	(42.9)	–
Disposals	–	0.4	0.4	–
Currency translation adjustments	(3.3)	(0.2)	(3.5)	–
Balance at December 31	(261.9)	(41.4)	(303.3)	–

CARRYING AMOUNT
At December 31, 2019	263.8	20.1	283.9	324.7

1	All concession rights are acquisition related.

2018 IN MILLIONS OF USD	CONCESSION RIGHTS	OTHER	TOTAL	GOODWILL
AT COST
Balance at January 1	534.8	39.8	574.6	331.2

Additions	–	4.2	4.2	–
Disposals	(0.1)	(0.1)	(0.2)	–
Reclassification from property, plant & equipment	–	2.1	2.1	–
Currency translation adjustments	(18.6)	–	(18.6)	(16.2)
Balance at December 31	516.1	46.0	562.1	315.0

ACCUMULATED DEPRECIATION
Balance at January 1	(188.9)	(31.1)	(220.0)	–

Additions (note 10)	(39.3)	(5.8)	(45.1)	–
Currency translation adjustments	4.5	0.1	4.6	–
Balance at December 31	(223.7)	(36.8)	(260.5)	–

CARRYING AMOUNT
At December 31, 2018	292.4	9.2	301.6	315.0

15.1 IMPAIRMENT TEST OF INTANGIBLE ASSETS AND GOODWILL

Goodwill is subject to impairment testing each year. Concession rights are tested for impairment whenever events or circumstances indicate that the carrying amount may not be recoverable.

15.1.1 Impairment test of goodwill

For the purpose of impairment testing, goodwill recognized from business combinations has been allocated to a group of cash generating units (CGUs) which represents Hudson’s only operating segment “Travel Retail Operations” and amounts to USD 324.7 million.

The recoverable amount of the group of CGUs is determined based on value-in-use calculations which require the use of assumptions (see table with key assumptions below). The calculation uses cash flow projections based on financial forecasts approved by the management covering a five-year period. Cash flows beyond the five-year period are extrapolated using a steady growth rate that does not exceed the long-term average growth rate for the respective market and is consistent with forecasted growth included in the travel related retail industry reports.

The key assumptions (in %) used for determining the recoverable amounts of goodwill in Hudson are:

POST TAX DISCOUNT RATES		PRE TAX DISCOUNT RATES		GROWTH RATES FOR NET SALES
2019	2018	2019	2018	2019	2018
7.59	7.58	9.27	9.39	4.1-8.8	2.9-3.6

As basis for the calculation of these discount rates, Hudson uses the weighted average cost of capital, based on risk free interest rates derived from the past 5 year average of prime 10-year USD bonds rates: 2.17% (2018: 2.18%).

For the calculation of the discount rates and WACC (weighted average cost of capital), Hudson used the following re-levered beta:

	2019	2018
Beta factor	0.88	0.82

15.1.2 Key assumptions used for value-in-use calculations

The calculation of value-in-use is most sensitive to the following assumptions:

-	Sales growth

-	Growth rate used to extrapolate

-	Gross margin and suppliers prices

-	Lease expense and lease payments

-	Discount rates

Sales growth

Sales growth is based on statistics published by external experts, such as ACI (Airports Council International) to estimate the development of passenger traffic per locations where Hudson is active. For the budget year, the management also takes into consideration specific price inflation factors of the country, the cross currency effect and the expected potential changes to capture clients (penetration) per business unit.

Growth rates used to extrapolate

For the period after 5 years, Hudson has used a growth rate of 1.0% (2018: 1.0%) to extrapolate the cash flow projections.

Gross margins

The expected gross margins are based on average product assortment values estimated by the management for the budget 2020. These values are maintained over the planning period or where specific actions are planned and have been increased or decreased by up to 1% over the 5 year planning horizon compared to the historical data. The gross margin is also affected by supplier’s prices. Estimates are obtained from global negotiations held with the main suppliers for the products and countries for which products are sourced, as well as data relating to specific commodities during the months before the budget.

Lease expense and lease payments

The company uses a lease database to project future fixed payments and estimate variable lease payments based on expected sales developments. Where the contractual terms of certain operations comes to an end during the budget period, the company has analyzed the renewal conditions and the market situation and assumed renewals where the situation / conditions are favorable.

Discount rates

Several factors affect the discount rates:

-	For the borrowings part, the rate is based on the average interest of the past 5 years of the respective ten-year government bond and is increased by Hudson’s effective bank spread and adjusted by the effective tax rate and country risk of the CGU.

-	For the equity part, a 5% equity risk premium is added to the base rate commented above and adjusted by the beta of Hudson’s peer group.

The same methodology is used by the management to determine the discount rate used in discounted cash flow (DCF) valuations, which are a key instrument to assess business potential of new or additional investment proposals.

Sensitivity to changes in assumptions

Management believes that any reasonably possible change (+ / – 1%) in the key assumptions, on which the recoverable amounts are based, would not cause the respective recoverable amount to fall below the carrying amount.